Financial Instruments Risk - Aging of Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	$ 35,018	$ 40,542
0 – 60 days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	30,094	33,239
61+ days | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables, net	$ 4,924	$ 7,303